As filed with the Securities and Exchange Commission on April 25, 2001

                                                      Registration No. 333-52282

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     [ ] Pre-Effective Amendment No. ___ [X] Post-Effective Amendment No. 1

                          LEGG MASON GLOBAL TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                               Baltimore, MD 21202
                    (Address of Principal Executive Offices)

                                 (410) 539-0000
                  (Registrant's Area Code and Telephone Number)

                               Marc R. Duffy, Esq.
                          Legg Mason Wood Walker, Inc.
                                100 Light Street
                               Baltimore, MD 21202
                     (Name and Address of Agent for Service)

                                   Copies to:
                            Arthur C. Delibert, Esq.
                             Rachael M. Zufall, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9471

      It is proposed that this filing will become effective immediately upon filing, pursuant to Rule 485(b).

      Title  of  securities  being  registered:   Class  A,  Primary  Class  and
Institutional Class shares of capital stock, par value $0.001 per share, of the series of the Registrant designated as Legg Mason Europe Fund.

      No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.


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                          LEGG MASON GLOBAL TRUST, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement*

Letter to Shareholders*

Notice of Special Meeting*

Part A - Prospectus/Proxy Statement*

Part B - Statement of Additional Information*

Part C - Other Information

Signature Page

Exhibits

* Incorporated by reference to the Registrant's Registration Statement on Form N-14, SEC File No. 333-52282, filed on December 20, 2000.

                                OTHER INFORMATION

Item 15.    INDEMNIFICATION
            ---------------

      This item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 15 to the registration statement, SEC File No. 33-56672, filed April 30, 1999.

Item 16.    EXHIBITS
            --------

            (1)   (a)   Articles of Incorporation (4)
                  (b)   Articles Supplementary  (4)
                  (c)   Articles of Amendment   (4)
                  (d)   Articles Supplementary  (2)
                  (e)   Articles of Amendment   (4)
                  (f)   Articles of Amendment   (7)
                  (g)   Articles of Amendment   (9)
                  (h)   Articles of Amendment  (12)

            (2)   By-Laws (4)

            (3)   Voting trust agreement -- none

            (4) Agreement and Plan of Reorganization and Termination (12) -- not refiled pursuant to Rule 483(d)(3)

            (5)   Instruments defining the rights of shareholders -- none

            (6)   (a)   Investment Advisory Agreement -- International Equity
                        Trust (1)
                  (b)   Management Agreement -- International Equity Trust(1)
                  (c)   Amended Investment Advisory Agreement -- Global Trust(4)
                  (d)   (A)   Investment Sub-Advisory Agreement -- Global Income
                              Trust (9)
                        (B)   Sub-Administration Agreement -- Global Income
                              Trust (5)
                  (e)   Management Agreement -- Global Income Trust (1)
                  (f)   Investment Advisory Agreement -- Emerging Markets
                        Trust (3)
                  (g)   Management Agreement -- Emerging Markets Trust (3)
                  (h)   Investment Advisory and Administration Agreement --
                        Europe Fund (11)
                  (i)   Sub-Advisory Agreement -- Europe Fund  (11)

            (7)   Underwriting Agreement
                  (a)   Global Income Trust (4)
                  (b)   International Equity Trust (4)
                  (c)   Emerging Markets Trust (3)
                  (d)   Europe Fund (11)

            (8)   Bonus, profit sharing or pension plans -- none

            (9)   (a)   Custodian Agreement (4)
                  (b)   Amendment to Custodian Agreement (4)

            (10)  (a)   Plan pursuant  to Rule 12b-1
                        (i)   Global Income Trust (4)
                        (ii)  International Equity Trust (4)
                        (iii) Emerging Markets Trust (3)
                        (iv)  Europe Fund -- Class A Shares and Primary Class
                              shares (11)
                  (b)   Rule 18f-3 Plan

                        (i)   Rule 18f-3 Plan - Europe Fund (11)
                        (ii) Form of Rule 18f-3 Plan -- Global Income Trust, International Equity Trust and Emerging Markets Trust (8)

            (11) Opinion and consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered (12)

            (12) Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with Legg Mason Europe Fund and Bartlett Value International Fund reorganization - filed herewith

            (13)  (a)   Transfer Agency and Service Agreement (4)
                  (b)   Credit Agreement (5)
                  (c)   Credit Agreement Amendment (6)
                  (d)   Amendment and Restatement of Credit Agreement (10)

            (14)  Accountant's consent (12)

            (15)  Financial statements omitted pursuant to Item 14(a)(1) -- none

            (16)  Manually signed copy of power of attorney (12)

            (17)  Additional Exhibits -- none

(1) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 7 to the Registration Statement, SEC File No. 33-56672, filed August 31, 1995.

(2) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 8 to the Registration Statement, SEC File No. 33-56672, filed February 16, 1996.

(3) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 9 to the Registration Statement, SEC File No. 33-56672, filed November 18, 1996.

(4) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 12 to the Registration Statement, SEC File No. 33-56672, filed April 30, 1997.

(5) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 13 to the Registration Statement, SEC File No. 33-56672, filed April 30, 1998.

(6) Incorporated by reference to corresponding exhibit of Bartlett Capital Trust's Registration Statement, Post-Effective Amendment No. 27, SEC File No. 2-80648, filed March 2, 1999.

(7) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 16 to the Registration Statement, SEC File No. 33-56672, filed July 2, 1999.

(8) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 18 to the Registration Statement, SEC File No. 33-56672, filed September 15, 1999.

(9) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 19 to the Registration Statement, SEC File No. 33-56672, filed February 28, 2000.

(10) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 2 to the Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 33-88715, filed March 28, 2000.

(11) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 20 to the Registration Statement, SEC File No. 33-56672, filed April 28, 2000.

(12) Incorporated by reference to corresponding exhibit of Registration Statement on Form N-14, SEC File No. 333-52282, filed December 20, 2000.

Item 17.    UNDERTAKINGS
            ------------

      (1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, Legg Mason Global Trust, Inc., has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and State of Maryland, on the 23rd day of April, 2001.

                                    LEGG MASON GLOBAL TRUST, INC.

                                       By:
                                          /s/ Marie K. Karpinski
                                          ----------------------------
                                           Marie K. Karpinski
                                           Vice President and Treasurer

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                             Title                    Date

 /s/ John F. Curley, Jr. *            Chairman of the Board    April 23, 2001
---------------------------------     and Director
John F. Curley, Jr.

 /s/ Edward A. Taber, III *           President and Director   April 23, 2001
---------------------------------
Edward A. Taber, III

 /s/ Richard G. Gilmore *             Director                 April 23, 2001
---------------------------------
Richard G. Gilmore

 /s/ Arnold L. Lehman *               Director                 April 23, 2001
------------------------------
Arnold L. Lehman

 /s/ Jill E. McGovern *               Director                 April 23, 2001
------------------------------
Jill E. McGovern

 /s/ T. A. Rodgers *                  Director                 April 23, 2001
---------------------------------
T. A. Rodgers

 /s/ G. Peter O'Brien *               Director                 April 23, 2001
------------------------------
G. Peter O'Brien

 /s/ Nelson A. Diaz *                 Director                 April 23, 2001
---------------------------------
Nelson A. Diaz

 /s/ Marie K. Karpinski               Vice President           April 23, 2001
------------------------------        and Treasurer
Marie K. Karpinski

*Signature affixed by Marie K. Karpinski pursuant to a power of attorney dated November 10, 2000, and incorporated by reference from Exhibit 16 to the Registration Statement on Form N-14 filed on December 20, 2000.


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                                  EXHIBIT INDEX

EXHIBIT NO.       DESCRIPTION

(12)        -     Tax Opinion of Kirkpatrick & Lockhart LLP